Sequential Quarterly Product Sales - 2019	6 Months Ended
Jun. 30, 2019
Sequential Quarterly Product Sales - 2019
Sequential Quarterly Product Sales - 2019

8   Sequential  Quarterly  Product Sales – 2019

The table below provides an analysis of sequential quarterly Product Sales, with Actual and CER growth rates reflecting quarter-on-quarter growth.

* The sequential quarterly product sales information included in the interim financial statements has not been reviewed by PricewaterhouseCoopers LLP.

	Q1 2019	Actual	CER	Q2 2019	Actual	CER	Q3 2019	Actual	CER	Q4 2019	Actual	CER
	$m	%	%	$m	%	%	$m	%	%	$m	%	%
Oncology
Tagrisso	630	6	5	784	24	25
Imfinzi	295	13	13	338	15	15
Lynparza	237	13	13	283	19	20
Iressa	134	20	19	118	(12)	(13)
Calquence	29	21	21	35	21	21
Legacy:
Faslodex	254	(6)	(6)	267	5	5
Zoladex	194	7	5	197	2	2
Arimidex	51	11	9	60	18	20
Casodex	48	4	4	57	19	17
Others	20	(13)	(17)	28	40	42
Total Oncology	1,892	7	6	2,167	15	15
BioPharmaceuticals: CVRM
Farxiga	349	(12)	(12)	377	8	9
Brilinta	348	(7)	(8)	389	12	12
Onglyza	153	3	3	116	(24)	(24)
Bydureon	142	3	3	141	(1)	(1)
Byetta	30	(6)	(6)	25	(17)	(17)
Symlin	7	(30)	(30)	8	14	14
Legacy:
Crestor	335	(5)	(6)	310	(7)	(7)
Seloken/Toprol-XL	225	41	39	168	(25)	(25)
Atacand	50	(14)	(15)	56	12	14
Others	75	-	-	68	(9)	(8)
BioPharmaceuticals: total CVRM	1,714	(2)	(3)	1,658	(3)	(3)
BioPharmaceuticals: Respiratory
Symbicort	585	(8)	(8)	585	-	1
Pulmicort	383	(2)	(2)	333	(13)	(13)
Fasenra	129	3	2	167	29	30
Daliresp/Daxas	48	(11)	(13)	56	17	19
Tudorza/Eklira	20	5	-	13	(35)	(30)
Duaklir	20	(9)	(9)	17	(15)	(14)
Bevespi	10	-	-	10	-	-
Others	88	(20)	(19)	71	(19)	(23)
BioPharmaceuticals: total Respiratory	1,283	(6)	(6)	1,252	(2)	(2)
Other medicines
Nexium	363	(7)	3	393	8	9
Synagis	53	(79)	(90)	96	81	81
Losec/Prilosec	76	27	27	68	(11)	(11)
Seroquel XR / IR	37	(34)	(32)	32	(14)	(13)
Movantik/Moventig	25	-	-	22	(12)	(12)
Others	22	(29)	(54)	30	36	50
Total other medicines	576	(35)	(41)	641	11	13

Total Product Sales	5,465	(5)	(7)	5,718	5	5